Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt
Schedule of Debt and Capital Lease Obligations

:

	2012	2011
	(in thousands)
Airbus A330-200 Aircraft Facility Agreements, fixed interest rates of 5.31% - 6.46%, quarterly principal and interest payments, payable from 2023 - 2024(1)	$246,443	$129,292
Boeing 717-200 Aircraft Facility Agreements, fixed interest rate of 8%, monthly principal and interest payments, the remaining balance of $39.7 million due at maturity on June 2019(1)	170,701	185,730
Five year 5% unsecured convertible notes, with interest only semi-annual payments, and $86.25 million due at maturity on March 15, 2016	86,250	86,250
Secured loan, variable interest rate of 3.58% at December 31, 2012, monthly interest only payments, the remaining balance of $52.2 million due at maturity on December 2013(1)	64,748	77,318
Capital lease obligations (see Note 7)	106,672	435

Total long-term debt and capital lease obligations	$674,814	$479,025
Less unamortized discounts on debt:
Convertible note due March 2016(2)	(13,573)	(17,054)

	(13,573)	(17,054)
Less current maturities	(108,232)	(37,535)

	$553,009	$424,436

(1)
The Airbus A330-200 Aircraft Facility Agreements, Boeing 717-200 Aircraft Facility Agreements and the Secured loan borrowings are secured by aircraft.

(2)
As of December 31, 2012, the Convertible Note discount is being amortized to interest expense over the remaining term of 3.25 years.

Schedule of maturities of long-term debt	As of December 31, 2012, the scheduled maturities of long-term debt are as follows (in thousands):

2013	100,477
2014	37,515
2015	39,435
2016	125,911
2017	41,790
Thereafter	223,013